Benefit Plans and Stock-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands								12 Months Ended
	Sep. 21, 2022 shares	Dec. 20, 2021 USD ($) shares	Sep. 16, 2021 shares	Sep. 17, 2020 shares	Oct. 07, 2019 shares	Jun. 20, 2019 shares	Nov. 01, 2005 USD ($)	Mar. 25, 2023 USD ($) $ / shares shares	Mar. 25, 2023 CAD ($) shares	Mar. 26, 2022 USD ($) $ / shares shares	Mar. 26, 2022 CAD ($) shares	Mar. 27, 2021 USD ($) $ / shares shares	Jan. 19, 2022 shares	Mar. 26, 2021 shares	Mar. 28, 2020 shares	Mar. 27, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding								32,000		257,000		395,147				704,818
Shares reserved for issuance													1,500,000
Warrants and rights outstanding expire date								Aug. 20, 2022
Additional compensation expense | $							$ 0
Class of warrants or rights exercised during period shares								90,056	90,056	48,823	48,823
Modification of certain awards from cash settled to equity settled | $										$ 5,495
Class A Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right oustanding warrants exercisable during period, shares								0	0	202,661	202,661	251,484
Proceeds from warrant exercises								$ 149,000	$ 205,000	$ 163,000	$ 210,000
Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrants or rights exercised during period shares								90,056	90,056	48,823	48,823
Common Stock Voting Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance												1,796,088
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement closing stock price | $ / shares								$ 8.18		$ 5.12		$ 3.62
Deferred Stock Units Dsu [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $								$ 400		$ 1,500		$ 3,000
Share based compensation arrangement closing stock price | $ / shares								$ 8.18				$ 8.18
Cash Settled Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted								35,584	35,584	61,470	61,470	223,878
Number of shares outstanding								35,584		0		689,012			465,134
Share based compensation arrangement fair value of cash settled based on intrinsic value | $								$ 400		$ 0		$ 3,100
Equity Settled Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding										750,482		0
Cash Settled Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $								$ 300		$ 800		$ 300
Units granted								0	0			375,000
Number of shares outstanding								50,000		50,000		375,000			0
Share based compensation arrangement fair value of cash settled based on intrinsic value | $								$ 500		$ 200		$ 300
Share based compensation arrangement weighted average remaining contractual life								3 months 18 days	3 months 18 days
Modification of certain awards from cash settled to equity settled | $		$ 900
Share based compensation arrangement by share based payment award equity instruments other than options conversion to equity settled awards		325,000
Equity Settled Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $								$ 500		$ 200		$ 0
Number of shares outstanding										325,000		0		325,000
Omnibus LTIP [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding								12,000
Exercise price | $ / shares								$ 1.43
Expiration period								10 years	10 years
Total compensation cost for recognized expenses | $								$ 0		$ 0		$ 0
Shares reserved for issuance												1,000,000		1,000,000
Omnibus LTIP [Member] | Stock Appreciation Rights (SARs) [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation grants in period gross												0
Omnibus LTIP [Member] | Deferred Stock Units Dsu [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award equity instruments other than options conversion to equity settled awards								0	0	0	0	0
Omnibus LTIP [Member] | Cash Settled Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted	35,584		61,470	223,878	157,890	86,954
Number of shares outstanding								35,584		0		689,012
Share based compensation arrangement by share based payment award equity instruments other than options vested in period		750,482
Modification of certain awards from cash settled to equity settled | $		$ 4,600
Omnibus LTIP [Member] | Equity Settled Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding								750,482		750,482		0
Omnibus LTIP [Member] | Cash Settled Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted				375,000
Long Term Incentive Plan [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long term incentive plan stock appreciation rights, weighted average exercise price | $ / shares								$ 1.14
Options outstanding								20,000
Long Term Incentive Plan [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation recognized liability | $								$ 400		$ 300
Long Term Incentive Plan [Member] | Stock Appreciation Rights (SARs) [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercisable								35,000
Percentage of Outstanding Stock Options Fully Vested								100.00%	100.00%
Share based compensation grants in period gross								0	0	0	0